UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Quantlab Capital Management, Ltd.
Address:  4200 Montrose Boulevard, Suite 200
Houston, Texas 77006


Form 13F File Number:    28-10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark F. Hansen
Title:  	Chief Financial Officer
Phone:		(713) 333-5445

Signature, Place, and Date of Signing:


	/s/ Mark F. Hansen	Houston, TX				11/15/2010
	[Signature]		[City, State]				[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Third quarter 2010

Form 13F Information Table Entry Total:		92

Form 13F Information Table Value Total:		$211,828
					 	(thousands)

List of Other Included Managers: 		NONE


							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- ---- ----

APPLE INC		COM			037833100	$1,551	 	5,465 	 	SH 		SOLE	NONE	 5,465
APPLE INC		COM			037833100	$25,906	 	91,300 	 	SH 	CALL	SOLE	NONE	 91,300
APPLE INC		COM			037833100	$29,425	 	103,700 	SH 	PUT	SOLE	NONE	 103,700
AMERICAN TOWER CORP	CL A			029912201	$436	 	8,500 	 	SH 		SOLE	NONE	 8,500
AMAZON COM INC		COM			023135106	$7,617	 	48,500 	 	SH 	CALL	SOLE	NONE	 48,500
AMAZON COM INC		COM			023135106	$2,309	 	14,700 	 	SH 	PUT	SOLE	NONE	 14,700
ARCSIGHT INC		COM			039666102	$248		5,689 	 	SH 		SOLE	NONE	 5,689
BANK OF AMERICA CORP	COM			060505104	$241		18,407 	 	SH 		SOLE	NONE	 18,407
BUNGE LIMITED		COM			G16962105	$830	 	14,022 	 	SH 		SOLE	NONE	 14,022
BAIDU INC		SPON ADR REP A		056752108	$353	 	3,437 	 	SH 		SOLE	NONE	 3,437
BAIDU INC		SPON ADR REP A		056752108	$3,417	 	33,300 	 	SH 	CALL	SOLE	NONE	 33,300
BAIDU INC		SPON ADR REP A		056752108	$2,401	 	23,400 	 	SH 	PUT	SOLE	NONE	 23,400
BARNES & NOBLE INC	COM			067774109	$209	 	12,909 	 	SH 		SOLE	NONE	 12,909
BRISTOL MYERS SQUIBB CO	COM			110122108	$209	 	7,724 	 	SH 		SOLE	NONE	 7,724
CANADIAN NATL RY CO	COM			136375102	$322	 	5,278 	 	SH 		SOLE	NONE	 5,278
CHIPOTLE MEXICAN GRILL	COM			169656105	$276		1,605 	 	SH 		SOLE	NONE	 1,605
CITIGROUP INC		COM			172967101	$245	 	62,606 	 	SH 		SOLE	NONE	 62,606
CIMAREX ENERGY CO	COM			171798101	$353	 	5,331 	 	SH 		SOLE	NONE	 5,331
COMCAST CORP NEW	CL A			20030N101	$218	 	12,814 	 	SH 		SOLE	NONE	 12,814
DENDREON CORP		COM			24823Q107	$210	 	5,110 	 	SH 		SOLE	NONE	 5,110
DEUTSCHE BK AG LDN BRH	PS GOLD SH ETN		25154H749	$261	 	7,115 	 	SH 		SOLE	NONE	 7,115
DEVON ENERGY CORP NEW	COM			25179M103	$654	 	10,100 	 	SH 	CALL	SOLE	NONE	 10,100
DIREXION SHS ETF TR	DLY R/E BULL3X		25459W755	$372	 	7,845 	 	SH 		SOLE	NONE	 7,845
DIREXION SHS ETF TR	DLY TECH BULL 3X	25459W102	$312	 	9,252 	 	SH 		SOLE	NONE	 9,252
ERICSSON L M TEL CO	ADR B SEK 10		294821608	$157	 	14,284 	 	SH 		SOLE	NONE	 14,284
FASTENAL CO		COM			311900104	$280	 	5,261 	 	SH 		SOLE	NONE	 5,261
FIRST SOLAR INC		COM			336433107	$751	 	5,100 	 	SH 	CALL	SOLE	NONE	 5,100
FIRST SOLAR INC		COM			336433107	$560	 	3,800 	 	SH 	PUT	SOLE	NONE	 3,800
GILEAD SCIENCES INC	COM			375558103	$287		8,048 	 	SH 		SOLE	NONE	 8,048
GOLD FIELDS LTD NEW	SPONSORED ADR		38059T106	$421	 	27,600 	 	SH 		SOLE	NONE	 27,600
GOLDMAN SACHS GROUP INC	COM			38141G104	$6,322	 	43,728 	 	SH 		SOLE	NONE	 43,728
GOLDMAN SACHS GROUP INC	COM			38141G104	$4,077	 	28,200 	 	SH 	CALL	SOLE	NONE	 28,200
GOLDMAN SACHS GROUP INC	COM			38141G104	$6,578	 	45,500 	 	SH 	PUT	SOLE	NONE	 45,500
GOOGLE INC		CL A			38259P508	$26,027	 	49,500 	 	SH 	CALL	SOLE	NONE	 49,500
GOOGLE INC		CL A			38259P508	$11,515	 	21,900 	 	SH 	PUT	SOLE	NONE	 21,900
ILLUMINA INC		COM			452327109	$357	 	7,260 	 	SH 		SOLE	NONE	 7,260
INTERCONTINENTALEXCHNG	COM			45865V100	$565	 	5,391 	 	SH 		SOLE	NONE	 5,391
ISHARES INC		MSCI UTD KINGD		464286699	$262	 	15,998 	 	SH 		SOLE	NONE	 15,998
ISHARES INC		MSCI BRAZIL		464286400	$447	 	5,806 	 	SH 		SOLE	NONE	 5,806
ISHARES TR		BARCLYS 7-10 YR		464287440	$342	 	3,454 	 	SH 		SOLE	NONE	 3,454
ISHARES TR INDEX	RUSSELL 2000		464287655	$379	 	5,608 	 	SH 		SOLE	NONE	 5,608
ISHARES TR INDEX	RUSSELL 2000		464287655	$5,812		86,100	 	SH 	CALL	SOLE	NONE	 86,100
ISHARES TR INDEX	RUSSELL 2000		464287655	$3,989	 	59,100 	 	SH 	PUT	SOLE	NONE	 59,100
KLA-TENCOR CORP		COM			482480100	$335	 	9,496 	 	SH 		SOLE	NONE	 9,496
L-3 COMMUNICATNS HLDGS	COM			502424104	$226	 	3,130 	 	SH 		SOLE	NONE	 3,130
LAS VEGAS SANDS CORP	COM			517834107	$348	 	9,999 	 	SH 		SOLE	NONE	 9,999
MARKET VECTORS ETF TR	JR GOLD MINERS E	57060U589	$338	 	10,121 	 	SH 		SOLE	NONE	 10,121
MOHAWK INDS INC		COM			608190104	$240	 	4,498 	 	SH 		SOLE	NONE	 4,498
MOTOROLA INC		COM			620076109	$159	 	18,650 	 	SH 		SOLE	NONE	 18,650
NETEZZA CORP		COM			64111N101	$262	 	9,734 	 	SH 		SOLE	NONE	 9,734
NETFLIX INC		COM			64110L106	$2,233	 	13,769 	 	SH 		SOLE	NONE	 13,769
NETFLIX INC		COM			64110L106	$8,173	 	50,400 	 	SH 	CALL	SOLE	NONE	 50,400
NETFLIX INC		COM			64110L106	$7,411	 	45,700 	 	SH 	PUT	SOLE	NONE	 45,700
PETROLEO BRASLRO SA PTR	SPONSORED ADR		71654V408	$328	 	9,994 	 	SH 		SOLE	NONE	 9,994
PETSMART INC		COM			716768106	$418	 	11,956 	 	SH 		SOLE	NONE	 11,956
POTASH CORP SASK INC	COM			73755L107	$395	 	2,743 	 	SH 		SOLE	NONE	 2,743
POTASH CORP SASK INC	COM			73755L107	$504	 	3,500 	 	SH 	PUT	SOLE	NONE	 3,500
POTASH CORP SASK INC	COM			73755L107	$288	 	2,000 	 	SH 	CALL	SOLE	NONE	 2,000
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$731	 	14,900 	 	SH 		SOLE	NONE	 14,900
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$368	 	7,500 	 	SH 	CALL	SOLE	NONE	 7,500
POWERSHARES QQQ TRUST	UNIT SER 1		73935A104	$1,757	 	35,800 	 	SH 	PUT	SOLE	NONE	 35,800
PRICELINE COM INC	COM NEW			741503403	$1,961	 	5,629 	 	SH 		SOLE	NONE	 5,629
PROSHARES TR		PSHS SHT OIL&GAS	74347R222	$207	 	6,563 	 	SH 		SOLE	NONE	 6,563
PROSHARES TR		PSHS ULT BASMATL	74347R776	$260	 	8,989 	 	SH 		SOLE	NONE	 8,989
PROSHARES TR		PSHS ULT SEMICDT	74347R669	$387	 	24,404 	 	SH 		SOLE	NONE	 24,404
PROSHARES TR		PSHS ULTSHRT QQQ	74347R875	$154	 	10,499 	 	SH 		SOLE	NONE	 10,499
PROSHARES TR		ULT R/EST NEW		74347X625	$240	 	5,404 	 	SH 		SOLE	NONE	 5,404
PROSHARES TR		ULT SHR S&P500		74347X856	$305	 	10,299 	 	SH 		SOLE	NONE	 10,299
RAYTHEON CO		COM NEW			755111507	$348	 	7,623 	 	SH 		SOLE	NONE	 7,623
SCHLUMBERGER LTD	COM			806857108	$297	 	4,824 	 	SH 		SOLE	NONE	 4,824
SELECT SECTOR SPDR TR	SBI HEALTHCARE		81369Y209	$375	 	12,300 	 	SH 		SOLE	NONE	 12,300
SEMPRA ENERGY		COM			816851109	$204	 	3,793 	 	SH 		SOLE	NONE	 3,793
SINA CORP		ORD			G81477104	$359	 	7,097 	 	SH 		SOLE	NONE	 7,097
SPDR DOW JONES INDL ETF	UT SER 1		78467X109	$284	 	2,628 	 	SH 		SOLE	NONE	 2,628
SPDR GOLD TRUST		GLD SHS			78463V107	$1,279	 	9,999 	 	SH 		SOLE	NONE	 9,999
SPDR GOLD TRUST		GLD SHS			78463V107	$294	 	2,300 	 	SH 	CALL	SOLE	NONE	 2,300
SPDR S&P 500 ETF TR	TR UNIT			78462F103	$678	 	5,941 	 	SH 		SOLE	NONE	 5,941
SPDR S&P 500 ETF TR	TR UNIT			78462F103	$11,162	 	97,800 	 	SH 	CALL	SOLE	NONE	 97,800
SPDR S&P 500 ETF TR	TR UNIT			78462F103	$10,317	 	90,400 	 	SH 	PUT	SOLE	NONE	 90,400
SPRINT NEXTEL CORP	COM SER 1		852061100	$76	 	16,363 	 	SH 		SOLE	NONE	 16,363
STANLEY BLACK & DECKER	COM			854502101	$224	 	3,656 	 	SH 		SOLE	NONE	 3,656
SYNOVUS FINL CORP	COM			87161C105	$52	 	21,228 	 	SH 		SOLE	NONE	 21,228
TELLABS INC		COM			879664100	$100	 	13,400 	 	SH 		SOLE	NONE	 13,400
TRANSOCEAN LTD		REG SHS			H8817H100	$302	 	4,700 	 	SH 	CALL	SOLE	NONE	 4,700
UNITED STATES OIL FUND	UNITS			91232N108	$201	 	5,774 	 	SH 		SOLE	NONE	 5,774
UNITED STATES STL CORP	COM			912909108	$4,011	 	91,500 	 	SH 	CALL	SOLE	NONE	 91,500
UNITED STATES STL CORP	COM			912909108	$4,020	 	91,700 	 	SH 	PUT	SOLE	NONE	 91,700
VANGUARD TAX-MANAGED FD	EUROPE PAC ETF		921943858	$373	 	10,796 	 	SH 		SOLE	NONE	 10,796
VERISIGN INC		COM			92343E102	$286	 	9,020 	 	SH 		SOLE	NONE	 9,020
WATERS CORP		COM			941848103	$237	 	3,350 	 	SH 		SOLE	NONE	 3,350
WYNN RESORTS LTD	COM			983134107	$645	 	7,436 	 	SH 		SOLE	NONE	 7,436
XEROX CORP		COM			984121103	$173	 	16,698 	 	SH 		SOLE	NONE	 16,698


